PRET 2024-RPL2 Trust ABS-15G

Exhibit 99.1 - Schedule 2

Rating Agency Grades

Run Date - 8/2/2024 3:09:42 PM

LOAN INFORMATION						FINAL CREDIT LOAN GRADES					FINAL COMPLIANCE LOAN GRADES					FINAL PROPERTY LOAN GRADES					FINAL OVERALL LOAN GRADES
AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Deal Number	Original Loan Amount	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P	DBRS	Fitch	Kroll	Moody's	S&P
275065766	XXX	XXX		XXXX	$XXX	D	D	D	D	D						A	A	A	A	A	D	D	D	D	D
275065380	XXX	XXX		XXXX	$XXX	B	B	B	B	CB						A	A	A	A	VA	B	B	B	B	B
275065353	XXX	XXX		XXXX	$XXX	D	D	D	D	D						A	A	A	A	A	D	D	D	D	D
275065354	XXX	XXX		XXXX	$XXX	D	D	D	D	D						A	A	A	A	A	D	D	D	D	D